Cover	Jun. 04, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 25, 2024
Entity Registrant Name	RumbleOn, Inc.
Entity Incorporation, State or Country Code	NV
Entity File Number	001-38248
Entity Tax Identification Number	46-3951329
Entity Address, Address Line Two	Suite 110A
Entity Address, Address Line One	901 W. Walnut Hill Lane,
Entity Address, City or Town	Irving,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75038
City Area Code	214
Local Phone Number	771-9952
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class B Common Stock, $0.001 par value
Trading Symbol	RMBL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001596961
Document Information [Line Items]
Document Period End Date	Jun. 25, 2024